Taxes on Income (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020
Schedule of deferred tax assets and liabilities [Abstract]
Net operating losses carryforwards	$ 7,142	[1]	$ 8,701
Research and development	1,316		1,514
Lease liability	8,725		9,441
Reserves and allowances	5,119		5,523
Other	3,383		2,041
Deferred tax assets before valuation allowance	25,685		27,220
Valuation allowance	(5,104)		(8,057)
Deferred tax assets	20,581		19,163
Capitalized software development costs	(3,045)		(3,428)
Lease right-of-use asset	(8,098)		(9,441)
Acquired intangibles	(13,169)		(17,498)
Property and equipment	(367)		(380)
Undistributed earnings			(1,302)
Other	(93)		(1,254)
Deferred tax liabilities	(32,819)		(33,303)
Deferred tax liabilities, net	(12,238)		(14,140)
Deferred tax assets, net	3,122		1,870
Deferred tax liabilities, net	(15,360)		(16,010)
Deferred tax liabilities, net	$ (12,238)		$ (14,140)

[1]	Net of $1,180 provision for unrecognized tax benefits related to carryforward losses.